Supplemental Financial Information (Tables)	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Depreciation, Amortization and Impairment

Depreciation, amortization and impairment

Depreciation and amortization, including impairment charges, are as follows:

	2014	2013	2012
Depreciation of property, plant and equipment	219	246	247
Amortization of internal use software	31	32	24
Amortization of identified intangible assets	155	236	262

	405	514	533

Financial Income and Expense

Financial income and expense

	2014	2013	2012

Interest income	3	3	4
Interest expense	(145)	(182)	(270)

Total interest expense, net	(142)	(179)	(266)
Net gain (loss) on extinguishment of debt	(3)	(114)	(161)
Foreign exchange rate results	(246)	62	28
Miscellaneous financing costs/income, net	(19)	(43)	(38)

Total other financial income and expense	(268)	(95)	(171)

Total	(410)	(274)	(437)

Cash Flow Information

Cash Flow Information

	2014	2013	2012
Net cash paid during the period for:
Interest	138	174	292
Income taxes	24	34	28

Net gain (loss) on sale of assets:
Cash proceeds from the sale of assets	11	6	31
Book value of these assets	(10)	(4)	(12)
Non-cash gains (losses)	9	—	1

	10	2	20
Non-cash investing information:
Assets received in lieu of cash from the sale of businesses:
Fair value of available-for-sale securities	9	—	—

Non-cash financing information:
Exchange of Term Loan A1 for Term Loan E	400	—	—
Exchange of Term Loan C for Term Loan D	—	400	—

Other items:
Other items consists of the following non-cash element in income:
Non-cash interest cost due to applying effective interest method	3	2	22
Others	(7)	—	—

	(4)	2	22